Note 19 - Commitments	12 Months Ended
Nov. 30, 2023
Statement Line Items [Line Items]
Disclosure of commitments [text block]
19.	Commitments

Boa Vista Joint Venture Project

The Company holds an 84.05% interest in Boa Vista Gold Inc. ("BVG"), a corporation formed under the laws of British Virgin Islands, holds the rights to the Boa Vista Gold Project (the "Boa Vista Project") located in Pará State, Brazil.

Pursuant to the terms of a shareholder's agreement among Brazilian Gold Corp ("BGC"), a subsidiary of the Company, D'Gold Mineral Ltda. ("D'Gold"), a former joint venture partner of BVG, and Majestic D&M Holdings LLC ("Majestic"), dated January 21, 2010, as amended on May 25, 2011, June 24, 2011 and November 15, 2011, a 1.5% net smelter return royalty is payable to D'Gold and a further 1.5% net smelter return royalty is payable by BVG to Majestic if Majestic's holdings in BVG drop below 10%.

Pursuant to a mineral rights acquisition agreement, as amended, relating to the project, Golden Tapajós Mineração Ltda. ("GT"), a subsidiary of BVG, was required to pay R$3,620,000 in September 2018 to the counterparty thereunder. In May 2019, GT renegotiated the terms of the mineral rights agreement with respect to the aforementioned payment. As a result of the amended terms of the mineral rights agreement, GT paid R$400,000 in May 2019 to the counterparty and a further R$3,220,000 ($832) was due in December 2022.

In December 2023, the parties signed an amendment to the existing mineral rights acquisition agreement (the "Amended Agreement"). Under the new terms, GT will maintain the option to acquire 100% of the Boa Vista Project mineral rights by paying R$220,000 ($61) in December 2023 (completed). The due date to pay the remaining balance of R$3,000,000 ($827) (the "Final Payment") is now June 30, 2024. GT can extend the option to make the Final Payment for an additional year on an annual basis by paying a fixed rate of 7% of the remaining balance on or before June 30 of each year. A bonus payment of US$1,500,000 has been included in the Amended Agreement if GT defines NI 43-101 compliant proven and probable gold reserves in excess of three million gold ounces. The bonus payment will be due within 30 days of the commencement of mine production, which is defined as three consecutive months of extracting and selling 50,000 ounces of gold per month. If GT fails to make such payments, subject to a cure period, the counterparty may seek to terminate the agreement and the mineral rights that are the subject of the agreement will be returned to the counterparty.

Surubim Project

Altoro Agreement– Surubim Property

Pursuant to an option agreement between the Company's subsidiary and Altoro Mineração Ltda. dated November 5, 2010, as amended on December 3, 2010 and December 14, 2012, the Company's subsidiary was granted the option to acquire certain exploration licenses for aggregate consideration of US$850,000. Pursuant to this agreement, a cash payment of US$650,000 is payable upon the National Mining Agency (Agência Nacional de Mineração or ANM) granting a mining concession over certain exploration concessions.

La Mina Project

The La Mina Gold-Copper Project hosts the La Mina concession contract and the contiguous La Garrucha concession contract. In December 2023, the Company received the fully executed resolution from the mining authority approving the integration of both concession contracts into one single concession. Surface rights over a portion of the La Garrucha concession contract are subject to a surface rights lease agreement and an option agreement. The Company completed the terms of the agreement required to lease the surface rights over a portion of the La Garrucha concession contract in December 2022.

In addition, pursuant to an agreement entered into by the Company's subsidiary on November 18, 2016, amended April 4, 2017, November 5, 2018, July 10, 2020 and September 27, 2022, the Company can acquire surface rights over a portion of the La Garrucha concession by making the following remaining committed payments:

●	US$162,500 in December 2023 (completed).
●	US$162,500 in May 2024.

Whistler Project

In June 2023, U.S. GoldMining entered into an agreement with a technical consultant for the management of an exploration program for the Whistler Project. The agreement included an approved work order totaling $7.1 million (US$5.3 million), for the period of June 1, 2023 to February 29, 2024, which may be paused, postponed or terminated by either party with 30 days written notice. As at November 30, 2023, U.S. GoldMining has paid the technical consultant $6.8 million (US$5.1 million) towards the approved work order.

In addition to the aforementioned agreements, as of November 30, 2023, the Company is currently renting or leasing various offices and storage spaces located in Canada, Brazil, Colombia and Peru.

Future rental payments for these commitments are as follows:

	Amount ($)
Due within 1 year	207
1 – 3 years	165
3 – 5 years	151
More than 5 years	-
Total	523	(1)

(1)	Includes $17 related to low value assets, $107 related to short-term leases and $399 related to non-lease components of operating leases on the date of initial application.

The Company's commitments related to long-term leases at the date of initial application, that do not relate to low value assets or non-lease components of operating leases, are disclosed as lease liabilities.